Note 4(b) - Vessels, Net - Delivery of Vessels (Details) $ in Thousands	Dec. 31, 2017 USD ($)
M/T Eco Revolution [Member]
Yard Installments	$ 31,400
Capitalized Expenses	1,409
Final Carrying Amount	32,809
M/T Stenaweco Excellence [Member]
Yard Installments	30,778
Capitalized Expenses	1,475
Final Carrying Amount	32,253
M/T Nord Valiant [Member]
Yard Installments	30,667
Capitalized Expenses	1,864
Final Carrying Amount	32,531
M/T Stenaweco Elegance [Member]
Yard Installments	33,935
Capitalized Expenses	574
Final Carrying Amount	$ 34,509